Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other Current Liabilities
Fair value of swaps	$ 2,395	$ 4,538
Other current liabilities	789	790
Total	$ 3,184	$ 5,328